Business Combinations (Tables)	12 Months Ended
Jan. 02, 2016
Business Acquisition [Line Items]
Schedule of Business Acquisitions
The following table summarizes the final purchase price allocation of the fair values of the net assets as a result of the Company's acquisitions of Endosense and Nanostim and the initial consolidations of Spinal Modulation and CardioMEMS as variable interest entities for which St. Jude Medical, Inc. was the primary beneficiary (in millions):

	Endosense	Nanostim	Spinal Modulation	CardioMEMS
Cash and cash equivalents	$—	$—	$41	$33
Current assets	2	1	9	3
Goodwill	258	149	46	83
In-process research and development (IPR&D)	33	27	45	63
Other intangible assets	20	34	7	—
Other assets	1	1	1	2
Current liabilities	(11)	(2)	(6)	(13)
Deferred income tax assets/(liabilities)	—	—	(19)	(23)
Other liabilities	—	—	—	(5)
Net assets	$303	$210	$124	$143

Cash paid	$180	$124	$—	$—
Less: Cash acquired	(9)	(3)	—	—
Net cash consideration	$171	$121	$—	$—
Contingent consideration	132	56	—	—
Fair value of St. Jude Medical, Inc.'s previously held interest	—	33	—	31
Acquisition of controlling ownership interest	—	—	40	—
Debt financing	—	—	—	28
Additions in noncontrolling ownership interest	—	—	84	84
Total purchase consideration	$303	$210	$124	$143

Thoratec [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions
The following table summarizes the preliminary purchase price allocation of the values of net assets as a result of the Company's acquisition of Thoratec in October 2015 (in millions):

Thoratec
Accounts receivable	$76
Inventories	150
Other current and noncurrent assets	44
Property, plant and equipment	57
Goodwill	2,142
Intangible assets	1,490
Accounts payable	(22)
Other current and noncurrent liabilities	(69)
Contingent consideration liabilities	(33)
Deferred income tax assets/(liabilities)	(548)
Net assets	$3,287

Cash consideration paid to Thoratec shareholders	$3,484
Cash consideration paid for vested Thoratec share awards	30
Total cash paid	$3,514
Less: cash acquired	(262)
Net cash consideration	$3,252
Fair value of equity awards exchanged in business combination	35
Total purchase consideration	$3,287

Schedule of Pro Forma Information
The following unaudited pro forma information provides the effect of the Company's acquisition of Thoratec as if the acquisition had occurred on December 29, 2013 (in millions):

(unaudited)	2015	2014
Pro forma net sales	$5,919	$6,099
Pro forma net earnings attributable to St. Jude Medical, Inc.	$970	$767

NeuroTherm, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions
The following table summarizes the final purchase price allocation of the fair values of net assets as a result of the Company's acquisition of NeuroTherm in August 2014 (in millions):

NeuroTherm
Current assets	$22
Property, plant and equipment	2
Goodwill	125
Intangible assets	89
Current liabilities	(13)
Deferred income tax assets/(liabilities)	(28)
Long-term debt	(50)
Net assets	$147

Cash paid	$148
Less: Cash acquired	(1)
Net cash consideration	$147